Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $332,964 and $334,780, respectively; includes $4,277 and $4,266, respectively, relating to variable interest entities)	$ 351,402	$ 365,425
Equity securities available-for-sale, at estimated fair value (cost: $2,997 and $3,076, respectively)	3,321	3,631
Fair value option and trading securities, at estimated fair value (includes $404 and $704, respectively, of actively traded securities; and $13 and $60, respectively, relating to variable interest entities)	15,024	16,689
Mortgage loans (net of valuation allowances of $318 and $305, respectively; includes $172 and $280, respectively, at estimated fair value, relating to variable interest entities; includes $314 and $308, respectively, under the fair value option)	67,102	60,118
Policy loans (includes $4 and $3, respectively, relating to variable interest entities)	11,258	11,618
Real estate and real estate joint ventures (includes $0 and $8, respectively, relating to variable interest entities; includes $47 and $172, respectively, of real estate held-for-sale)	8,433	10,525
Other limited partnership interests (includes $27 and $34, respectively, relating to variable interest entities)	7,096	8,085
Short-term investments, principally at estimated fair value (includes $26 and $20, respectively, relating to variable interest entities)	9,299	8,621
Other invested assets, principally at estimated fair value (includes $43 and $56, respectively, relating to variable interest entities)	22,524	21,283
Total investments	495,459	505,995
Cash and cash equivalents, principally at estimated fair value (includes $85 and $57, respectively, relating to variable interest entities)	12,752	10,808
Accrued investment income (includes $23 and $21, respectively, relating to variable interest entities)	3,988	4,120
Premiums, reinsurance and other receivables (includes $21 and $21, respectively, relating to variable interest entities)	22,702	22,244
Deferred policy acquisition costs and value of business acquired (includes $240 and $235, respectively, relating to variable interest entities)	24,130	24,442
Current income tax recoverable	161	0
Goodwill	9,477	9,872
Other assets (includes $148 and $134, respectively, relating to variable interest entities)	7,666	7,862
Separate account assets (includes $1,022 and $1,128, respectively, relating to variable interest entities)	301,598	316,994
Total assets	877,933	902,337
Liabilities
Future policy benefits (includes $716 and $579, respectively, relating to variable interest entities)	191,879	189,586
Policyholder account balances (includes $21 and $33, respectively, relating to variable interest entities)	202,722	209,294
Other policy-related balances (includes $238 and $198, respectively, relating to variable interest entities)	14,255	14,422
Policyholder dividends payable	720	684
Policyholder dividend obligation	1,783	3,155
Payables for collateral under securities loaned and other transactions	36,871	35,326
Short-term debt	100	100
Long-term debt (includes $63 and $151, respectively, at estimated fair value, relating to variable interest entities)	18,023	16,286
Collateral financing arrangements	4,139	4,196
Junior subordinated debt securities	3,194	3,193
Current income tax payable	0	184
Deferred income tax liability	10,592	11,821
Other liabilities (includes $81 and $80, respectively, relating to variable interest entities)	23,561	24,437
Separate account liabilities (includes $1,022 and $1,128, respectively, relating to variable interest entities)	301,598	316,994
Total liabilities	809,437	829,678
Contingencies, Commitments and Guarantees (Note 21)
Redeemable noncontrolling interests in partially owned consolidated subsidiaries	77	99
MetLife, Inc.’s stockholders’ equity:
Preferred stock, par value $0.01 per share; $2,100 aggregate liquidation preference	0	1
Common stock, par value $0.01 per share; 3,000,000,000 shares authorized; 1,159,590,766 and 1,153,998,144 shares issued, respectively; 1,098,028,525 and 1,131,927,894 shares outstanding, respectively	12	12
Additional paid-in capital	30,749	30,543
Retained earnings	35,519	32,020
Treasury stock, at cost; 61,562,241 and 22,070,250 shares, respectively	(3,102)	(1,172)
Accumulated other comprehensive income (loss)	4,771	10,649
Total MetLife, Inc.’s stockholders’ equity	67,949	72,053
Noncontrolling interests	470	507
Total equity	68,419	72,560
Total liabilities and equity	$ 877,933	$ 902,337